Staff costs	12 Months Ended
Dec. 31, 2023
Staff costs
Staff costs

9. Staff costs

The table below summarizes the number of employees of our continuing operations on December 31, 2023, 2022 and 2021:

	2023	2022	2021
Number of employees on December 31	646	724	772

The average number of FTE’s of our continuing operations during the years 2023, 2022 and 2021 was:

	Year ended December 31,
	2023	2022	2021
Members of the Executive Committee	4	4	5
Research and development	372	434	568
Commercial and medical affairs	13	7	6
Corporate and support	245	250	298
Total	634	695	877

Their aggregate remuneration comprised:

	Year ended December 31,
	2023	2022(*)	2021(*)

	(Euro, in thousands)
Wages and salaries	€(100,250)	€(99,708)	€(107,794)
Social security costs	(15,742)	(16,748)	(19,109)
Pension costs	(5,581)	(5,583)	(4,906)
Costs related to subscription right plans	(36,628)	(62,003)	(52,131)
Other personnel costs	(6,682)	(9,670)	(6,535)
Total personnel costs	€(164,883)	€(193,712)	€(190,475)

(*) The 2022 and 2021 comparatives have been restated to reflect the impact of classifying the Jyseleca® business as discontinued operations in 2023.

Reference is made to note 31 “Share-based payments” for more information on our subscription right plans.